Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments to Fund Various Revolving and Delayed Draw Term Loans	As of December 31, 2025 and 2024, the Fund had the following commitments to fund various revolving and delayed draw loans:

	As of December 31,
	2025	2024
Total revolving loan commitments	$1,347,979	$643,525
Less: funded commitments	(186,051)	(112,499)
Total net unfunded revolving loan commitments	1,161,928	531,026

Total unfunded delayed draw loan commitments	2,636,620	1,025,608
Less: unavailable delayed draw loan commitments due to borrowing base or other covenant restrictions	(21,494)	(603)
Total net unfunded delayed draw loan commitments	2,615,126	1,025,005
Total net unfunded revolving and delayed draw loan commitments	$3,777,054	$1,556,031

In addition, as of December 31, 2025 and 2024, the Fund was party to subscription agreements to fund equity investment commitments as follows:

	As of December 31,
	2025	2024
Total equity commitments	$250,381	$24,220
Less: funded commitments	(101,398)	(3,407)
Total net unfunded equity commitments	$148,983	$20,813